Statements of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income	$ 22,230	$ 11,123
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	7,348	3,038
Deferred income taxes		16,179
Other income	(297)	(2,471)
Non-cash long-term compensation expense	353	641
Non-cash reserve adjustment	(250)
Changes in other assets and liabilities:
Accounts receivable	(756)	352
Accounts payable	(4,329)	(2,011)
Due to/ from EQT affiliates	6,940	1,974
Income taxes payable		(9,794)
Other assets	1,622	(2,441)
Other liabilities	(5,986)	(4,984)
Net cash provided by operating activities	26,875	11,606
Cash flows from investing activities:
Capital expenditures	(10,485)	(51,240)
Net cash used in investing activities	(10,485)	(51,240)
Cash flows from financing activities:
Distributions paid to unitholders	(12,386)
Due to EQT		39,634
Capital contributions	2,382
Capital lease principal payments	(2,284)
Net cash (used in) provided by financing activities	(12,288)	39,634
Net change in cash and cash equivalents	4,102
Cash and cash equivalents at beginning of period	21,950
Cash and cash equivalents at end of period	26,052
Cash paid during the period for:
Interest paid	4,014	2,581
Non-cash activity during the period for:
Capital lease asset/ obligation	$ 1,595